Share capital and additional paid in capital	6 Months Ended
Jun. 30, 2026
Share capital and additional paid in capital [Abstract]
Share capital and additional paid in capital
14.	Share capital and additional paid in capital

During the first quarter of 2025, the Company issued an aggregate of 9,992,998 ADSs (at an ADS to ordinary share ratio of 1:200) of Class A ordinary shares to certain institutional investors pursuant to share subscription facility agreements.

In March 2025, the Company issued an aggregate of 3,000,000 ADSs (at an ADS to ordinary share ratio of 1:200) of Class A ordinary shares to certain institutional investors under a securities purchase agreement.

In April 2025, the Company issued 700,000 ADSs (at an ADS to ordinary share ratio of 1:800) of Class A ordinary shares under its at-the-market (ATM) offering program.

In June 2025, the Company issued 68,181,600 Class A ordinary shares to a service provider in exchange for services rendered.

In March 2026, the Company issued 4,800,000,000 Class A ordinary shares to certain institutional investors.